Interest Receivable (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 49,218,000	$ 46,857,000
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	41,043,000	40,600,000
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	6,428,000	5,187,000
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	1,747,000	1,070,000
Interest rate swap agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 182,000